Income Taxes - Schedule of Components of Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Current income tax expense:
United States					$ 0	$ 257
Total income tax expense					0	257
Total deferred income tax expense					0	0
Total income tax expense	$ 0	$ 0	$ (172)	$ 0	$ 0	$ 257